Product Warranties (Tables)	12 Months Ended
Mar. 31, 2014
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision

The following are the changes in the product warranty provision:

	Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

Balance at beginning of period	$27.1	$27.0	$26.2
Accruals for product warranties	14.0	12.1	13.1
Settlements made in cash or in kind	(9.7)	(12.0)	(12.3)

Balance at end of period	$31.4	$27.1	$27.0